Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

4. Intangible Assets, Net

Intangible assets, net consisted of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021			December 31, 2020
	Gross Carrying Amount	(unaudited) Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Patents	$50,000	$(29,375)	$20,625	$50,000	$(28,750)	$21,250
Trade names, trademarks product names, URLs	555,000	(497,521)	57,479	555,000	(493,648)	61,352
Internally developed software	1,990,000	(1,990,000)	—	1,990,000	(1,990,000)	—
Subscriber/customer relationships	2,279,000	(2,022,061)	256,939	2,279,000	(1,980,392)	298,608
Total intangible assets	$4,874,000	$(4,538,957)	$335,043	$4,874,000	$(4,492,790)	$381,210

Amortization expense for the three months ended March 31, 2021 was $46,167, as compared to $64,084 for the three months ended March 31, 2020. The aggregate amortization expense for each of the next five years and thereafter is estimated to be $138,500 in 2021, $149,944 in 2022, $18,000 in 2023, $17,354 in 2024, $2,500 in 2025 and $8,745 thereafter.

6. Intangible Assets, Net

Intangible assets, net consisted of the following for the periods presented:

	December 31,
	2020			2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$50,000	$(28,750)	$21,250	$50,000	$(26,250)	$23,750
Trade names, trademarks, product names, URLs	555,000	(493,648)	61,352	555,000	(446,479)	108,521
Internally developed software	1,990,000	(1,990,000)	—	1,990,000	(1,959,655)	30,345
Subscriber/customer relationships	2,279,000	(1,980,392)	298,608	2,279,000	(1,813,725)	465,275
Total intangible assets	$4,874,000	$(4,492,790)	$381,210	$4,874,000	$(4,246,109)	$627,891

Amortization expense for the years ended December 31, 2020 and 2019 was $246,681 and $256,332, respectively. The aggregate amortization expense for each of the next five years and thereafter is estimated to be $184,667 in 2021, $149,944 in 2022, $18,000 in 2023, $17,354 in 2024, $2,500 in 2025 and $8,745 thereafter.